Intangible Assets, Net and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The estimated useful lives of the Company’s intangible assets are as follows:

Developed technology	12 years
Patents	10 years
Customer relationships	9 years
Trade names and trademarks	Indefinite and assessed annually for impairment
Intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(99,363)	$43,720	2.8
Patents	57,436	(24,763)	32,673	5.4
Developed technology	22,677	(5,953)	16,724	8.3
Total intangible assets subject to amortization	$223,196	$(130,079)	$93,117
Intangible assets not subject to amortization:
Trade name and trademarks	$384,699	$—	$384,699	Indefinite
Total intangible assets, net	$607,895	$(130,079)	$477,816

Intangible assets consisted of the following as of December 31, 2022:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(83,465)	$59,618	3.8
Patents	52,695	(19,874)	32,821	6.2
Developed technology	21,381	(5,151)	16,230	9.2
Total intangible assets subject to amortization	$217,159	$(108,490)	$108,669
Intangible assets not subject to amortization:
Trade name and trademarks	$384,040	$—	$384,040	Indefinite
Total intangible assets, net	$601,199	$(108,490)	$492,709

Schedule of Indefinite-Lived Intangible Assets
Intangible assets consisted of the following as of December 31, 2023:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(99,363)	$43,720	2.8
Patents	57,436	(24,763)	32,673	5.4
Developed technology	22,677	(5,953)	16,724	8.3
Total intangible assets subject to amortization	$223,196	$(130,079)	$93,117
Intangible assets not subject to amortization:
Trade name and trademarks	$384,699	$—	$384,699	Indefinite
Total intangible assets, net	$607,895	$(130,079)	$477,816

Intangible assets consisted of the following as of December 31, 2022:

	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Useful Life

	(in thousands)			(in years)
Intangible assets subject to amortization:
Customer relationships	$143,083	$(83,465)	$59,618	3.8
Patents	52,695	(19,874)	32,821	6.2
Developed technology	21,381	(5,151)	16,230	9.2
Total intangible assets subject to amortization	$217,159	$(108,490)	$108,669
Intangible assets not subject to amortization:
Trade name and trademarks	$384,040	$—	$384,040	Indefinite
Total intangible assets, net	$601,199	$(108,490)	$492,709

Finite-Lived Intangible Assets Amortization Expense
Amortization expenses for intangible assets were as follows:

	Year Ended December 31,
	2023	2022	2021

	(in thousands)
Research and development	$6,884	$6,637	$5,443
Sales and marketing	15,898	15,898	15,898
Total amortization expenses	$22,782	$22,535	$21,341

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The expected future amortization expenses related to the intangible assets as of December 31, 2023 were as follows:

Amount
(in thousands)
Years ending December 31,
2024	$24,145
2025	23,627
2026	19,653
2027	6,807
2028	4,040
Thereafter	14,845
Total	$93,117

Schedule of Goodwill
The following table represents the changes to goodwill:

Carrying Amount
(in thousands)
Balance as of December 31, 2022	$840,148
Goodwill related to sale of SharkNinja Co, Ltd. (See Note 4)	(5,739)
Effect of foreign currency translation	(206)
Balance as of December 31, 2023	$834,203